Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events that occurred after the balance sheet date up to the date the financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as indicated below.

On July 17, 2023, the Company entered into a merger agreement, by and among the Company, Revelstone Capital Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“Merger Sub”), Set Jet, Inc., a Nevada corporation “Set Jet” and Thomas P. Smith.

The merger agreement provides that, among other things, at the closing of the transactions, Merger Sub will merge with and into Set Jet, with Set Jet surviving as a wholly-owned subsidiary of the Company. In connection with the merger, the Company will change its name to Set Jet, Inc.

The Business Combination is subject to customary closing conditions, including the satisfaction of the minimum net tangible assets condition, the receipt of certain governmental approvals and the required approval by the stockholders of the Company and Set Jet. There is no assurance that the Business Combination will be completed.

The total consideration to be received by the Set Jet stockholders from the Company at closing and via earnout is up to $145 million subject to adjustment. Consideration paid at closing is in an amount equal to $80 million, subject to adjustment, based on the Company’s debt net of the Company’s cash and cash equivalents at closing, as defined in the merger agreement. Merger consideration at closing is paid in shares of Class A common stock of the Company. Earnout consideration of up to $65 million consists of (i) up to $45 million to shareholders of Set Jet pursuant to the earnout escrow agreement and (ii) up to $20 million to certain executive officers and directors of the combined company under the retention bonus agreement.

On August 24, 2023, Revelstone issued a promissory note (the “First Working Capital Note”) to the Sponsor. Pursuant to the First Working Capital Note, the Sponsor agreed to loan us an aggregate principal amount of $100,000. On October 19, 2023, Revelstone issued a promissory note (the “Second Working Capital Note”) to the Sponsor. Pursuant to the Second Working Capital Note, the Sponsor agreed to loan us an aggregate principal amount of $100,000.

Note 10 — Subsequent Events

The Company has evaluated subsequent events that occurred after the balance sheet date up to the date the financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.